Share-based compensation - Summary of Pre-2009 Scheme Options Granted to Employees and Non-Employee (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, Minimum		3.34%	3.01%
Risk-free interest rate, Maximum		4.01%	3.78%
Volatility rate, Minimum		53.06%	54.60%
Volatility rate, Maximum		55.34%	61.25%
Dividend yield
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		6 years	7 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		8 years	9 years